Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The following table summarizes intangible assets, net (in thousands):

	June 30, 2022	December 31, 2021
Supplier agreements	$68,147	$68,147
Developed technology	10,344	10,344
Channel partner relationships	730	730
Customer relationships	380	380
Capitalized development costs	103	103
	79,704	79,704
Accumulated amortization:
Supplier agreements	(18,417)	(5,289)
Developed technology	(10,344)	(10,344)
Channel partner relationships	(659)	(598)
Customer relationships	(360)	(353)
Capitalized development costs	(103)	(103)
	(29,883)	(16,687)
Total finite-lived intangible assets, net	49,821	63,017
Carbon credits held for future use	2,077	—
Total intangible assets, net	$51,898	$63,017